Consolidated statements of net income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Passenger revenue	R$ 8,811,044	R$ 5,039,607	R$ 10,907,889
Cargo and other revenue	1,164,685	704,519	534,428
Net revenue	9,975,729	5,744,126	11,442,317
Operating expenses
Aircraft fuel	(3,257,223)	(1,508,750)	(3,085,603)
Salaries, wages and benefits	(1,748,441)	(1,426,637)	(1,868,402)
Landing fees	(677,653)	(465,606)	(724,971)
Traffic and customer servicing	(395,533)	(288,327)	(476,481)
Sales and marketing	(403,987)	(329,829)	(444,079)
Maintenance materials and repairs	(546,647)	(464,566)	(354,105)
Depreciation and amortization	(1,544,333)	(1,805,553)	(1,622,352)
Impairment	1,075,682	757,554	(2,897,333)
Other operating expenses, net	(2,422,799)	(1,611,493)	(1,164,391)
Total operating expenses	(9,920,934)	(7,143,207)	(12,637,717)
Operating profit (loss)	54,795	(1,399,081)	(1,195,400)
Financial result
Financial income	154,280	60,298	72,071
Financial expenses	(3,838,243)	(2,514,587)	(1,329,524)
Derivative financial instruments	864,184	(2,207,470)	325,452
Foreign currency exchange, net	(1,443,046)	(4,302,540)	(391,905)
Financial result	(4,262,825)	(8,964,299)	(1,323,906)
Result from related party transactions, net	(5,178)	(713,834)	(16,959)
Loss before income tax and social contribution	(4,213,208)	(11,077,214)	(2,536,265)
Current income tax and social contribution	0	(11)	(2,228)
Deferred income tax and social contribution	0	242,516	135,407
Net loss	R$ (4,213,208)	R$ (10,834,709)	R$ (2,403,086)
Common Shares
Financial result
Basic net income (loss) per share	R$ (0.16)	R$ (0.42)	R$ (0.09)
Diluted net income (loss) per share	(0.16)	(0.42)	(0.09)
Preference Shares
Financial result
Basic net income (loss) per share	(12.19)	(31.67)	(7.05)
Diluted net income (loss) per share	R$ (12.19)	R$ (31.67)	R$ (7.05)